Leases - Future Undiscounted Cash Flows for Operating Leases and Reconciliation to Operating Lease Liability (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
2021	$ 60
2022	16
2023	2
2024 and thereafter	1
Total	79	$ 45
Less short term leases	0	(1)
Less discount	(11)	(8)
Operating lease liability	68	36
Current	51	12
Non-current	$ 17	$ 24